Derivative Activities	12 Months Ended
Dec. 31, 2010
Derivative Activities
Derivative Activities

NOTE 8—Derivative Activities

We use commodity and financial derivative contracts to manage fluctuations in commodity prices and interest rates. We are currently not designating our derivative contracts for hedge accounting. All gains and losses both realized and unrealized from our derivative contracts have been recognized in other income (expense) on our Consolidated Statement of Operations.

The total financial impact of our derivative activities on our consolidated Statement of Operations for the year ended December 31, 2010 was a $55.3 million gain which consisted of $23.5 million in realized gain in addition to the $31.8 million in unrealized gain.

Commodity Derivative Activity

We enter into swap contracts, costless collars or other derivative agreements from time to time to manage commodity price risk for a portion of our production. Our strategy, which is administered by the Hedging Committee of our Board of Directors, and reviewed periodically by the entire Board of Directors, has been to generally hedge between 30% and 70% of our estimated total production for the period the derivatives are in effect. As of December 31, 2010, the commodity derivatives we used were in the form of:

(a)	collars, where we receive the excess, if any, of the floor price over the reference price, based on NYMEX quoted prices, and pay the excess, if any, of the reference price over the ceiling price, and

(b)	basis swaps, where we receive an index price less a fixed amount and pay a floating price, based on NYMEX or specific transfer point quoted prices.

Despite the measures taken by us to attempt to control price risk, we remain subject to price fluctuations for natural gas and crude oil sold in the spot market. Prices received for natural gas sold on the spot market are volatile due primarily to seasonality of demand and other factors beyond our control. Domestic crude oil and gas prices could have a material adverse effect on our financial position, results of operations and quantities of reserves recoverable on an economic basis.

As of December 31, 2010, our open forward positions on our outstanding commodity derivative contracts, all of which were with BNP Paribas, Bank of Montreal or Royal Bank of Canada, were as follows:

Collars (NYMEX)	Daily Volume	Total Volume	Average Floor/Cap	Fair Value at December 31, 2010
Natural gas (MMBtu)				$38,378,059
1Q 2011	40,000	3,600,000	$6.00 – $7.09
2Q 2011	40,000	3,640,000	$6.00 – $7.09
3Q 2011	40,000	3,680,000	$6.00 – $7.09
4Q 2011	40,000	3,680,000	$6.00 – $7.09
1Q 2012	40,000	3,640,000	$6.00 – $7.09
2Q 2012	40,000	3,640,000	$6.00 – $7.09
3Q 2012	40,000	3,680,000	$6.00 – $7.09
4Q 2012	40,000	3,680,000	$6.00 – $7.09

			Fixed Price
Oil Swaps (BBL)				$1,820,994
1Q 2011	800	72,000	$100.00
2Q 2011	800	72,800	$100.00
3Q 2011	800	73,600	$100.00
4Q 2011	800	73,600	$100.00
Oil Swaptions (BBL) (1)				$(4,367,301)
2012	800	292,800	$100.00
2013	800	292,000	$100.00

			Total	$35,831,752

(1)	Swaption whereby the payer (counter party) has the option to enter into the swap agreement.

The fair value of the oil and gas commodity contracts in place at December 31, 2010, that are marked to market resulted in a current asset of $24.5 million, a long-term asset of $15.7 million and a long-term liability of $4.4 million. We measure the fair value of our commodity derivatives contracts by applying the income approach, and these contracts are classified within level two of the valuation hierarchy. See Note 13. For the year ended December 31, 2010, we recognized in earnings a $55.3 million gain from these commodity derivative instruments, which consisted of $24.6 million in realized gain and $30.7 million in unrealized gain.

Interest Rate Swap

We have variable-rate debt obligations that expose us to the effects of changes in interest rates. To partially reduce our exposure to interest rate risk, from time to time we enter into interest rate swap agreements. These swaps are not designated as hedges. At December 31, 2010, we had no interest rate swaps in place.